CUSTOMER AND SUPPLIER CONCENTRATION (Details)	12 Months Ended
	Sep. 30, 2023 USD ($) customer	Sep. 30, 2022 USD ($) customer
CUSTOMER AND SUPPLIER CONCENTRATION
Accounts receivable	$ 14,967,186	$ 28,362,933
Customer Concentration Risk | Accounts Receivables
CUSTOMER AND SUPPLIER CONCENTRATION
Number of customers who accounted for more than 10% of total accounts receivable | customer	0	0
Customer Concentration Risk | Maximum | Accounts Receivables
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	10.00%	10.00%
Supplier Concentration Risk | Accounts Payable | Supplier One
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	10.63%	13.59%
Accounts payable	$ 260,143	$ 285,904
Supplier Concentration Risk | Accounts Payable | Supplier Two
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	10.22%	10.44%
Accounts payable	$ 250,080	$ 219,703
Supplier Concentration Risk | Trade Payable | Supplier One
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	29.70%	37.24%
Supplier Concentration Risk | Trade Payable | Supplier Two
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	22.51%	27.07%